SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive Securities
	Nine months ended September 30,
	2023	2022

Warrants to purchase common stock	1,722,240	1,576,240
Pre-funded warrants to purchase common stock	-	792,802
Options to purchase common stock	74,873	77,911
Convertible preferred shares outstanding	210	210

	Year ended December 31,
	2022	2021

Warrants to purchase common stock	1,576,240	1,046,438
Pre-funded warrants to purchase common stock	-	501,664
Options to purchase common stock	77,472	64,978
Convertible preferred shares outstanding	210	210